Long-term debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total Gross Debt	$ 45,065	$ 43,862
Less: current portion	14,108	11,698
Long-term portion	30,957	32,164
Other bank financing
Debt Instrument [Line Items]
Total Gross Debt	531	512
Capital lease obligations
Debt Instrument [Line Items]
Total Gross Debt	1,655	1,416
Term loan facilities
Debt Instrument [Line Items]
Total Gross Debt	$ 42,879	$ 41,934